Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Knight Capital Group, Inc., Total	Class A Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated other comprehensive loss	Non-controlling Interests	Total
Beginning balance at Dec. 31, 2008	$ 1,027,358	$ 1,544	$ 648,716	$ 1,112,010	$ (734,912)	$ 0	$ 7,178	$ 1,034,536
Beginning balance, shares at Dec. 31, 2008		154,404,000			(64,283,000)
Net income	117,102			117,102				117,102
Net income (loss) attributable to noncontrolling interests related to discontinued operations							(380)	(380)
Distribution to noncontrolling interests							(6,178)	(6,178)
Common stock repurchased	(33,412)				(33,412)			(33,412)
Common stock repurchased, Shares					(1,946,000)
Reissuance of treasury shares	6,551		2,201		4,350			6,551
Reissuance of treasury shares, Shares					378,000
Stock options exercised	11,021	11	11,010					11,021
Stock options exercised, Shares		1,083,000
Income tax provision - stock based compensation	4,374		4,374					4,374
Stock-based compensation	80,508	31	80,477					80,508
Stock-based compensation, Shares		3,154,000
Ending balance at Dec. 31, 2009	1,213,502	1,586	746,778	1,229,112	(763,974)	0	620	1,214,122
Ending balance, shares at Dec. 31, 2009		158,641,000			(65,850,000)
Net income	91,638			91,638				91,638
Net income (loss) attributable to noncontrolling interests related to discontinued operations							1	1
Common stock repurchased	(60,090)				(60,090)			(60,090)
Common stock repurchased, Shares					(4,254,000)
Reissuance of treasury shares	81,967		23,778		58,189			81,967
Reissuance of treasury shares, Shares					5,022,000
Stock options exercised	5,784	6	5,778					5,784
Stock options exercised, Shares		590,000
Income tax provision - stock based compensation	(2,760)		(2,760)					(2,760)
Stock-based compensation	18,749	36	18,713					18,749
Stock-based compensation, Shares		3,587,000
Warrants issued	15,000		15,000					15,000
Cumulative translation adjustment	(3,553)			(3,288)		(265)		(3,553)
Ending balance at Dec. 31, 2010	1,360,237	1,628	807,287	1,317,462	(765,875)	(265)	621	1,360,858
Ending balance, shares at Dec. 31, 2010		162,818,000			(65,082,000)
Net income	115,237			115,237				115,237
Net income (loss) attributable to noncontrolling interests related to discontinued operations	621			621			(621)
Common stock repurchased	(58,553)				(58,553)			(58,553)
Common stock repurchased, Shares					(4,754,000)
Reissuance of treasury shares	1,379		(26)		1,406			1,379
Reissuance of treasury shares, Shares					119,000
Stock options exercised	1,000	1	999					1,000
Stock options exercised, Shares		91,000
Income tax provision - stock based compensation	(6,449)		(6,449)					(6,449)
Stock-based compensation	49,062	35	49,027					49,062
Stock-based compensation, Shares		3,452,000
Cumulative translation adjustment	(508)					(508)		(508)
Ending balance at Dec. 31, 2011	$ 1,462,025	$ 1,664	$ 850,837	$ 1,433,320	$ (823,023)	$ (773)	$ 0	$ 1,462,025
Ending balance, shares at Dec. 31, 2011		166,361,000			(69,717,000)